Commitments And Contingencies (Long-Term Operating Commitments) (Details) $ in Millions	Aug. 31, 2018 CAD ($)
Commitments And Contingencies [Abstract]
Lease of transmission facilities, circuits and premises	$ 604
Lease and maintenance of transponders	351
Purchase obligations	645
Long-term operating commitments	$ 1,600